Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Beginning Balance	$ 1,680	$ 1,530
Change in fair value of the Put Option	150	150
Ending Balance	$ 1,830	$ 1,680